CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 129,065	$ 294,592
Prepaids and advances	13,820	21,131
Due from related parties	49,165	25,230
Total current assets	192,050	340,953
Capital assets	11,672	62,122
Mineral properties	0	0
Total assets	203,722	403,075
Current
Accounts payable	324,507	227,840
Accrued liabilities	120,000	208,529
Due to related parties	97,691	146,504
Total current liabilities	542,198	582,873
Common share purchase warrants liability	10,863	510,045
Total liabilities	553,061	1,092,918
SHAREHOLDERS' DEFICIENCY
Authorized 500,000,000 Common Shares, $0.0001 per share par value Issued and outstanding 95,253,840 Common Shares (December 31, 2014 - 80,253,840)	9,525	8,025
Additional paid-in capital	42,601,670	42,081,820
Deficit accumulated during the exploration stage	(42,960,534)	(42,779,688)
Total shareholders' deficiency	(349,339)	(689,843)
Total liabilities and shareholders' deficiency	$ 203,722	$ 403,075